EQUITY - Narratives (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) classOfShare $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares
Schedule of Partnership Units [Line Items]
Number of classes of shares | classOfShare	7
Stock conversion ratio	1
Period over which price is calculated	20 days
Proceeds from issuance of preferred units | $	$ 738	$ 13	$ 501
Preference shares
Schedule of Partnership Units [Line Items]
Proceeds from issuance of preferred units | $	288	722
Share issue related cost | $	9	23
Issued capital | $	$ 699	$ 420
Series 1, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares/units issued	11,500,000	7,360,000
Par value per share (in dollars per share) | $ / shares	$ 25.00	$ 25.00
Coupon rate (as a percentage)	5.75%	6.50%
Series 2, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares/units issued		10,000,000
Par value per share (in dollars per share) | $ / shares		$ 25.00
Coupon rate (as a percentage)		6.375%
General partner
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests	1.00%
Units outstanding (in shares)	139,000	139,000	139,000	139,000
Limited partners
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests	49.00%
Units outstanding (in shares)	435,980,000	439,802,000	424,198,000	254,989,000
Redeemable and Exchangeable Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)	451,365,017	432,649,105	432,649,105
Special LP Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)	4,759,997	4,759,997	4,759,997
BPR | Class A
Schedule of Partnership Units [Line Items]
Par value per share (in dollars per share) | $ / shares	$ 0.01
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)	1,899,661